Accounts and Notes and Other Receivables - Movements in Allowance for Impairment of Accounts and Other Receivables (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Beginning balance	$ 87
Reversal of allowance for impairment losses	(87)
Impairment losses recognized			$ 87
Ending balance			87
Other receivables [member]
Disclosure of financial assets [Line Items]
Beginning balance	0		0
Impairment losses recognized			0
Ending balance	$ 0	$ 0	$ 0